LHA Market State® Alpha Seeker ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description			Value
	INVESTMENT COMPANIES - 50.1%
213,084	ProShares Short VIX Short-Term Futures ETF (a)(b)			$10,036,256
	TOTAL INVESTMENT COMPANIES (Cost $9,405,670)			10,036,256

			Notional
Contracts			Amount	Value
	PURCHASED OPTIONS - 0.2%
	Put Options - 0.2%
10	CBOE S&P 500® Index
	Expires 04/01/2021, Exercise Price $3,985.00		3,972,890	13,300
300	ProShares Ultra VIX Short-Term Futures ETF
	Expires 04/09/2021, Exercise Price $6.00		169,500	20,700
	TOTAL PURCHASED OPTIONS (Cost $34,489)			34,000

		Effective
Par		Yield	Maturity	Value
	SHORT-TERM INVESTMENTS - 75.1%
	U.S. Treasury Bills - 25.3%
5,071,000	United States Treasury Bill (c)(d)	0.01%	5/20/2021	5,070,913

Shares
	Money Market Funds - 49.8%
4,980,252	First American Government Obligations Fund, Class X, 0.04% (e)			4,980,252
4,980,252	First American Treasury Obligations Fund, Class X, 0.03% (e)			4,980,252
				9,960,504
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,030,744)			15,031,417
	TOTAL INVESTMENTS - 125.4% (Cost $24,470,903)			25,101,673
	LIABILTIIES IN EXCESS OF OTHER ASSETS - (25.4)%			(5,090,979)
	NET ASSETS - 100.0%			$20,010,694

	Percentages are stated as a percentage of net assets.
(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Zero coupon bond.
(d)
All or a portion of this security is held as collateral for written options and futures contracts. At March 31, 2021, the total value of this security held as collateral amounted to $5,028,899 or 25.1% of net assets.

(e)	Annualized seven-day yield as of March 31, 2021.

SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2021 (Unaudited)
Number of Short Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation (Depreciation)
(20)	S&P 500 E-Mini Future (a)	June 2021	$ (3,967,400)	$(74,049)

(a) Exchange-traded.

Summary of Fair Value Disclosure at March 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Assets^
Investment Companies	$10,036,256	$-	$-	$10,036,256
Purchased Options	-	34,000	-	34,000
Short-Term Investments	9,960,504	5,070,913	-	15,031,417
Total Investments in Securities	$19,996,760	$5,104,913	$-	$25,101,673
^ See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$(74,049)	$-	$-	$(74,049)

(a) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2021, the Fund did not recognize any transfers to or from Level 3.